UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04993

Nicholas Limited Edition, Inc
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2012

Date of Reporting Period: 09/30/2012

Item 1. Schedule of Investments.

NICHOLAS LIMITED EDITION, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF SEPTEMBER 30, 2012

		VALUE
		------------
COMMON STOCKS -- 88.97%
	Consumer Discretionary - Durables &
	Apparel -- 3.96%
145,000	Crocs, Inc. *	$ 2,350,450
200,000	Fifth & Pacific Co. Inc. *	2,556,000
70,000	La-Z-Boy Incorporated *	1,024,100
55,000	Tupperware Brands Corporation	2,947,450
105,000	Vera Bradley, Inc. *	2,504,250
		------------
		11,382,250
		------------
	Consumer Discretionary - Media -- 1.09%
50,000	Morningstar, Inc.	3,132,000
		------------
	Consumer Discretionary - Retailing -- 9.89%
105,000	Aaron's, Inc.	2,920,050
170,000	Ascena Retail Group, Inc. *	3,646,500
170,000	Express, Inc. *	2,519,400
60,000	Jos. A. Bank Clothiers, Inc. *	2,908,800
82,500	Monro Muffler Brake, Inc.	2,903,175
175,000	Pier 1 Imports, Inc.	3,279,500
127,500	Select Comfort Corporation *	4,022,625
40,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	3,852,200
85,000	Zumiez Inc. *	2,357,050
		------------
		28,409,300
		------------
	Consumer Discretionary - Services -- 1.66%
175,000	Caribou Coffee Company, Inc. *	2,402,750
520,000	Wendy's Company (The)	2,366,000
		------------
		4,768,750
		------------
	Consumer Staples - Food & Staples
	Retailing -- 2.55%
42,500	PriceSmart, Inc.	3,218,100
70,000	United Natural Foods, Inc. *	4,091,500
		------------
		7,309,600
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 1.82%
95,000	Post Holdings, Inc. *	2,855,700
45,000	TreeHouse Foods, Inc. *	2,362,500
		------------
		5,218,200
		------------
	Consumer Staples - Household & Personal
	Products -- 1.56%
70,000	Elizabeth Arden, Inc. *	3,306,800
70,000	Prestige Brands Holdings, Inc. *	1,187,200
		------------
		4,494,000
		------------

	Energy -- 3.89%
45,000	Atwood Oceanics, Inc. *	2,045,250
27,100	CARBO Ceramics Inc.	1,705,132
40,500	Dril-Quip, Inc. *	2,911,140
60,000	Rosetta Resources, Inc. *	2,874,000
30,000	SM Energy Company	1,623,300
		------------
		11,158,822
		------------
	Financials - Banks -- 4.03%
120,000	Associated Banc-Corp	1,580,400
95,000	Community Bank System, Inc.	2,678,050
73,394	First Financial Bancorp.	1,241,093
145,000	FirstMerit Corporation	2,135,850
120,000	Glacier Bancorp, Inc.	1,869,600
45,000	IBERIABANK Corporation	2,061,000
		------------
		11,565,993
		------------
	Financials - Diversified -- 1.99%
180,000	Duff & Phelps Corporation - Class A	2,449,800
100,000	Waddell & Reed Financial, Inc.	3,277,000

		------------
		5,726,800
		------------
	Financials - Insurance -- 0.56%
47,500	HCC Insurance Holdings, Inc.	1,609,775
		------------
	Financials - Real Estate -- 4.61%
90,000	Healthcare Realty Trust Incorporated	2,074,500
50,000	Medical Properties Trust, Inc.	522,500
285,000	Monmouth Real Estate Investment
	Corporation - Class A	3,189,150
90,000	Omega Healthcare Investors, Inc.	2,045,700
115,000	Sabra Health Care REIT, Inc.	2,301,150
363,100	Summit Hotel Properties, Inc.	3,100,874
		------------
		13,233,874
		------------
	Health Care - Equipment & Services -- 16.83%
85,000	Abaxis, Inc. *	3,053,200
90,000	ABIOMED, Inc. *	1,889,100
51,000	Computer Programs and Systems, Inc.	2,833,050
60,000	Cyberonics, Inc. *	3,145,200
120,000	DexCom, Inc. *	1,803,600
100,000	Globus Medical, Inc. - Class A *	1,803,000
15,000	HeartWare International, Inc. *	1,417,350
124,400	Insulet Corporation *	2,684,552
130,000	Masimo Corporation *	3,143,400
235,000	Merit Medical Systems, Inc. *	3,508,550
30,000	MWI Veterinary Supply, Inc. *	3,200,400
75,000	NuVasive, Inc. *	1,718,250
120,000	NxStage Medical, Inc. *	1,585,200
195,000	Omnicell, Inc. *	2,710,500
60,000	Sirona Dental Systems, Inc. *	3,417,600
110,000	STERIS Corporation	3,901,700
45,000	Teleflex Incorporated	3,097,800
55,000	Thoratec Corporation *	1,903,000
80,000	Tornier N.V. *	1,516,000
		------------
		48,331,452
		------------
	Health Care - Pharmaceuticals, Biotechnology &
	Life Sciences -- 0.60%
50,000	Cepheid *	1,725,500
		------------
	Industrials - Capital Goods -- 6.49%
60,000	A.O. Smith Corporation	3,452,400
120,000	Beacon Roofing Supply, Inc. *	3,420,000
31,500	Middleby Corporation (The) *	3,642,660
50,000	RBC Bearings Incorporated *	2,405,000
47,500	Regal-Beloit Corporation	3,347,800
70,000	Woodward Inc.	2,378,600
		------------
		18,646,460
		------------
	Industrials - Commercial & Professional
	Services -- 7.15%
50,000	Exponent, Inc. *	2,854,500
127,500	Healthcare Services Group, Inc.	2,915,925
77,000	Heritage-Crystal Clean, Inc. *	1,528,450
80,000	Huron Consulting Group Inc. *	2,785,600
270,000	InnerWorkings, Inc. *	3,515,400
200,000	Mobile Mini, Inc. *	3,342,000
160,000	Standard Parking Corporation *	3,588,800
		------------
		20,530,675
		------------
	Industrials - Transportation -- 2.35%
122,300	Echo Global Logistics, Inc. *	2,097,445
80,000	Hub Group, Inc. - Class A *	2,374,400
130,000	Marten Transport, Ltd.	2,284,100
		------------
		6,755,945
		------------
	Information Technology - Hardware &
	Equipment -- 0.72%
145,000	Finisar Corporation *	2,073,500
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 1.57%
145,000	CEVA, Inc. *	2,085,100
30,000	Cirrus Logic Inc. *	1,151,700
320,000	RF Micro Devices, Inc. *	1,264,000
		------------
		4,500,800

		------------
	Information Technology - Software &
	Services -- 12.48%
100,000	Advent Software, Inc. *	2,457,000
160,000	Bottomline Technologies (de), Inc. *	3,950,400
100,000	Cardtronics, Inc. *	2,978,000
140,000	comScore, Inc. *	2,135,000
27,500	Concur Technologies, Inc. *	2,027,575
111,700	DealerTrack Holdings, Inc. *	3,110,845
25,000	FactSet Research Systems Inc.	2,410,500
77,500	Fortinet *	1,870,850
95,000	Heartland Payment Systems, Inc.	3,009,600
80,000	Jack Henry & Associates, Inc.	3,032,000
37,000	MercadoLibre, Inc.	3,054,350
54,500	MICROS Systems, Inc. *	2,677,040
45,000	Wright Express Corporation *	3,137,400
		------------
		35,850,560
		------------
	Materials -- 3.17%
58,500	AptarGroup, Inc.	3,025,035
110,000	RPM International, Inc.	3,139,400
80,000	Sensient Technologies Corporation	2,940,800
		------------
		9,105,235
		------------
	TOTAL COMMON STOCKS
	(cost $200,838,284)	255,529,491
		------------
sHORT-TERM INVESTMENTS -- 12.38%
	Commercial Paper - 11.84%
$2,000,000	CVS Corporation 10/01/12, 0.32%	2,000,000
600,000	General Mills, Inc. 10/01/12, 0.27%	600,000
1,110,000	Integrys Energy Group, Inc. 10/02/12, 0.40%	1,109,988
2,000,000	Kinder Morgan Energy Partners L.P.
	10/02/12, 0.46%	1,999,974
1,000,000	Stanley Black & Decker Inc. 10/02/12, 0.35%	999,990
500,000	Marriott International, Inc. 10/03/12, 0.33%	499,991
1,000,000	Marriott International, Inc. 10/03/12, 0.33%	999,982
1,398,000	Hasbro, Inc. 10/04/12, 0.38%	1,397,956
2,125,000	Marriott International, Inc. 10/04/12, 0.30%	2,124,947
1,000,000	Hasbro, Inc. 10/05/12, 0.39%	999,957
975,000	VW Credit, Inc. 10/09/12, 0.35%	974,924
425,000	VW Credit, Inc. 10/09/12, 0.37%	424,965
2,000,000	B.A.T. International Finance p.l.c.
	10/10/12, 0.40%	1,999,800
1,101,000	Stanley Black & Decker Inc. 10/11/12, 0.33%	1,100,899
1,325,000	VW Credit, Inc. 10/11/12, 0.38%	1,324,860
1,050,000	Bayer Corporation 10/15/12, 0.36%	1,049,853
949,000	General Mills, Inc. 10/16/12, 0.27%	948,893
1,180,000	Stanley Black & Decker Inc. 10/16/12, 0.33%	1,179,838
1,050,000	General Mills, Inc. 10/17/12, 0.27%	1,049,874
1,300,000	Nissan Motor Acceptance Corporation
	10/17/12, 0.40%	1,299,769
500,000	Weatherford International Ltd.
	10/18/12, 0.45%	499,894
1,550,000	Weatherford International Ltd.
	10/18/12, 0.48%	1,549,649
1,200,000	Bemis Company, Inc. 10/19/12, 0.35%	1,199,790
1,500,000	Devon Energy Corporation 10/24/12, 0.25%	1,499,760
850,000	Devon Energy Corporation 10/24/12, 0.25%	849,864
1,000,000	Hitachi Capital America Corp. 10/24/12, 0.45%	999,712
825,000	General Mills, Inc. 10/29/12, 0.32%	824,795
1,750,000	Verizon Communications Inc. 11/13/12, 0.33%	1,749,310
750,000	Verizon Communications Inc. 11/14/12, 0.35%	749,679
		------------
		34,008,913
		------------
	Variable Rate Security - 0.54%
1,549,445	Fidelity Institutional Money Market
	Fund - Class I	1,549,445
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $35,558,358)	35,558,358
		------------
	TOTAL SECURITY HOLDINGS
	(cost $236,396,642) - 101.35%	291,087,849
		------------

	LIABILITIES, NET OF OTHER ASSETS - (1.35%)	(3,871,045)
		------------
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) - 100%	$287,216,804
		------------
		------------

* Non-income producing.

As of September 30, 2012, investment cost for federal tax purposes was
$236,436,439 and the tax basis components of unrealized
appreciation/depreciation were as follows:

Unrealized appreciation	$63,908,018
Unrealized depreciation	(9,256,608)
-----------
Net unrealized appreciation	$54,651,410
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the
Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment
speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks(1)	$255,529,491
Level 2 -
Commercial Paper	34,008,913
Variable Rate Security	1,549,445
Level 3 -
None	-
------------
Total	$291,087,849
------------
------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 11/08/2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 11/08/2012

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 11/08/2012